Income Taxes - Unrecognized Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 669	$ 866	$ 340
Prior period tax positions:
Increases	13	58	570
Decreases	(21)	(257)	(19)
Current period tax positions	14	19	21
Settlements	(26)	(17)	(46)
Ending balance	$ 649	$ 669	$ 866